Note 5 - Details of Selected Balance Sheet Accounts (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Jun. 30, 2014
Note 5 - Details of Selected Balance Sheet Accounts (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 76,200,000	$ 76,200,000
Asset Impairment Charges		290,508,000
Non-paying Client [Member] | MEXICO
Note 5 - Details of Selected Balance Sheet Accounts (Details) [Line Items]
Asset Impairment Charges			2,600,000
U.S. Segment [Member] | Fixed Assets [Member]
Note 5 - Details of Selected Balance Sheet Accounts (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use		55,800,000
U.S. Segment [Member] | Finite-Lived Intangible Assets [Member]
Note 5 - Details of Selected Balance Sheet Accounts (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		3,200,000
U.S. Segment [Member]
Note 5 - Details of Selected Balance Sheet Accounts (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	59,000,000	59,000,000
Canadian Segment [Member]
Note 5 - Details of Selected Balance Sheet Accounts (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 17,200,000	$ 17,200,000